Stock Option Plan - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	61 Months Ended
	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2009	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance				9,533	168,571			9,533	55,936
Exercise price of outstanding stock options	1.26	246	246	61	15,499
Number of shares affected due to modification in stock options exercise price	50,887
Unrecognized employee stock-based compensation				$ 1,500,000				$ 1,500,000
Weighted-average remaining vesting period				3 years 7 months 6 days
Options to purchase, shares granted				974,459	175,652
Options subject to repurchase, description of right				The Company's right to repurchase these shares lapses 25% after one year and 1/48 of the total number of shares originally granted per month for 36 months thereafter.
Remaining shares subject to right of repurchase				0	2,214			0
Number of common stock shares subject to outstanding awards				1,403,655	462,471			1,403,655	328,921
Number of shares reserved				12,078,240	6,622,799			12,078,240
Additional shares issued				803,590	250,095
Common stock, shares issued				1,257,311	133,707		24,194,808	1,257,311
2014 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance							4,100,255
2014 Plan [Member] | IPO [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common stock shares subject to outstanding awards							648,000
2009 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting period						4 years
Options vested , description				Options granted generally vest over four years and vest at a rate of 25% upon the first anniversary of the issuance date and 1/36th per month thereafter
Common stock reserved for future issuance				9,533			1,695,652	9,533
2015 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of common stock issued and outstanding increase annually							4.50%
Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of common stock issued and outstanding increase annually							1.00%
Number of shares reserved							150,000
Additional shares issued							300,000
Common stock, shares issued							0
Maximum [Member] | 2009 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options expiration period						10 years
Minimum [Member] | 2009 Plan [Member] | Incentive Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Price of options granted, percentage				100.00%
Minimum [Member] | 2009 Plan [Member] | 10% Shareholders [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Price of options granted, percentage				110.00%
Employee Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting period				4 years
Stock options, weighted-average grant date fair value				$ 1.04	1.60
Tax benefits realized from options and other share-based payment arrangements				$ 0
Non Employee Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options, weighted-average grant date fair value								$ 1.56
Options to purchase, shares granted				34,758	2,023